Summary of Significant Accounting Policies and Critical Accounting Estimates Summary of Significant Accounting Policies and Critical Accounting Estimates (Cash and Cash Equivalents) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Cash at bank and on hand	$ 238,056	$ 226,360
Short-term bank deposits	92,247	167,677
Cash and cash equivalents	$ 330,303	$ 394,037	$ 221,133	$ 828,407